UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 0.3%
$689,788	SquareTwo Financial Corp. 11.000%, 5/24/2019[1,2,3,4]	$210,385

	TOTAL BANK LOANS (Cost $964,540)	210,385

Number of Shares

	COMMON STOCKS – 0.3%
	ENERGY – 0.0%
341	Midstates Petroleum Co., Inc.*5	6,796

	UTILITIES – 0.3%
17,125	Vistra Energy Corp.[5]	276,740

	TOTAL COMMON STOCKS (Cost $1,170,422)	283,536

Principal Amount

	CORPORATE BONDS – 29.6%
	COMMUNICATIONS – 2.9%
$1,000,000	Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022[5,6]	1,035,620
390,000	Intelsat Connect Finance S.A. (Luxembourg) 12.500%, 4/1/2022[5,6,7,8]	340,275
500,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/2020[5,6,7]	462,500
290,000	Intelsat Luxembourg S.A. (Luxembourg) 7.750%, 6/1/2021[5,6,7]	163,125
750,000	Verizon Communications, Inc. 5.150%, 9/15/2023[5]	824,378
		2,825,898
	CONSUMER DISCRETIONARY – 5.4%
750,000	Allison Transmission, Inc. 5.000%, 10/1/2024[5,6,8]	763,125
500,000	Caesars Entertainment Resort Properties LLC 8.000%, 10/1/2020[5,6]	523,125
1,500,000	Gap, Inc. 5.950%, 4/12/2021[5,6]	1,600,272
	General Motors Co.
500,000	6.250%, 10/2/2043[5]	569,578
250,000	5.200%, 4/1/2045[5]	251,567
500,000	Jo-Ann Stores Holdings, Inc. 9.750%, 10/15/2019[5,6,8]	473,750
500,000	ServiceMaster Co. LLC 5.125%, 11/15/2024[5,6,8]	508,750
		4,690,167

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES – 2.4%
$1,000,000	CVS Health Corp. 4.750%, 12/1/2022[5,6]	$1,087,891
1,000,000	Kroger Co. 2.950%, 11/1/2021[5,6]	1,006,235
		2,094,126
	ENERGY – 5.9%
900,000	CHC Helicopter S.A. (Luxembourg) 9.250%, 10/15/2020[5,6,7,9]	477,000
1,000,000	Clayton Williams Energy, Inc. 7.750%, 4/1/2019[5,6]	1,010,000
750,000	Midstates Petroleum Co., Inc. Escrow 0.000%, 6/1/2021*2, 3, 5, 9	—
1,000,000	NGPL PipeCo LLC 7.119%, 12/15/2017[5,8]	1,036,250
1,000,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. (Canada) 6.500%, 4/1/2019[5,6,7]	1,005,000
1,000,000	Tesoro Corp. 4.750%, 12/15/2023[5,6,8]	1,035,000
500,000	Transocean Proteus Ltd. (Cayman Islands) 6.250%, 12/1/2024[5,6,7,8]	517,025
		5,080,275
	FINANCIALS – 3.9%
1,000,000	Ally Financial, Inc. 8.000%, 11/1/2031[5]	1,230,000
1,000,000	Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/2023[5,6]	1,083,750
754,000	Kimco Realty Corp. 4.250%, 4/1/2045[5,6]	730,673
		3,044,423
	HEALTH CARE – 0.5%
500,000	Quorum Health Corp. 11.625%, 4/15/2023[5,6,8]	478,750

	INDUSTRIALS – 1.9%
780,000	CEVA Group PLC (United Kingdom) 4.000%, 5/1/2018[5,6,7,8]	741,000
500,000	Eletson Holdings, Inc. (Liberia) 9.625%, 1/15/2022[5,6,7,8]	426,250
500,000	Kansas City Southern 4.300%, 5/15/2043[5,6]	469,748
		1,636,998

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS – 5.6%
$1,000,000	Ball Corp. 5.000%, 3/15/2022[5]	$1,058,750
	CF Industries, Inc.
500,000	3.450%, 6/1/2023[5]	464,375
500,000	4.500%, 12/1/2026[5,8]	512,209
500,000	Cliffs Natural Resources, Inc. 5.900%, 3/15/2020[5]	521,250
500,000	Kaiser Aluminum Corp. 5.875%, 5/15/2024[5,6]	525,000
750,000	Momentive Performance Materials, Inc. 3.880%, 10/24/2021[5,6]	735,000
1,000,000	Rain CII Carbon LLC / CII Carbon Corp. 8.250%, 1/15/2021[5,6,8]	1,027,500
		4,844,084
	TECHNOLOGY – 0.6%
500,000	Inception Merger Sub, Inc. / Rackspace Hosting, Inc. 8.625%, 11/15/2024[5,6,8]	526,875

	UTILITIES – 0.5%
500,000	GenOn Americas Generation LLC 8.500%, 10/1/2021[5]	455,000
1,000,000	Texas Competitive Electric Holdings Co, LLC Escrow 0.000%, 10/1/2020[5,9]	7,500
		462,500
	TOTAL CORPORATE BONDS (Cost $24,855,280)	25,684,096

	MUNICIPAL BONDS – 97.8%
	AIRPORT – 8.2%
500,000	City of Houston TX Airport System Revenue 5.000%, 7/1/2029[5,6]	521,930
2,275,000	New Jersey Economic Development Authority 5.250%, 9/15/2029[5,6]	2,421,829
	New York Transportation Development Corp.
1,650,000	5.000%, 8/1/2021[5]	1,767,018
1,200,000	5.000%, 8/1/2031[5,6]	1,249,032
1,100,000	5.250%, 1/1/2050[5,6]	1,167,155
		7,126,964
	BUILD AMERICA BONDS – 3.0%
1,750,000	State of California 7.550%, 4/1/2039[5]	2,594,463

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	DEVELOPMENT – 17.0%
$250,000	Build NYC Resource Corp. 5.000%, 1/1/2035[5,6,8]	$261,342
1,000,000	City & County of Denver CO 5.250%, 10/1/2032[5,6]	1,010,980
1,000,000	Clayton County Development Authority 8.750%, 6/1/2029[5,6]	1,180,680
500,000	Indiana Finance Authority 5.000%, 7/1/2048[5,6]	521,715
	Louisiana Local Government Environmental Facilities & Community Development Authority
1,300,000	6.750%, 11/1/2032[5,6]	1,337,596
1,000,000	6.500%, 11/1/2035[5,6]	1,140,580
1,710,000	Mississippi Development Bank 6.875%, 12/1/2040[5,6]	2,161,885
	New York Liberty Development Corp.
1,000,000	5.000%, 11/15/2044[5,6,8]	1,046,080
1,750,000	7.250%, 11/15/2044[5,6,8]	2,081,415
1,400,000	Ohio Water Development Authority 4.000%, 6/3/2019[1,5]	490,350
1,100,000	Parish of St. John the Baptist LA 5.125%, 6/1/2037[5,6]	1,100,748
1,000,000	Public Finance Authority 5.000%, 12/1/2025[5]	1,093,180
1,200,000	Virginia Small Business Financing Authority 5.500%, 1/1/2042[5,6]	1,282,560
		14,709,111
	FACILITIES – 0.7%
500,000	Territory of Guam 7.000%, 11/15/2039[5,6]	576,660

	GENERAL – 16.4%
1,900,000	Dallas Performing Arts Cultural Facilities Corp. 0.640%, 9/1/2041[1,5,6]	1,900,000
650,000	Lower Alabama Gas District 5.000%, 9/1/2046[5]	750,802
	M-S-R Energy Authority
1,000,000	6.125%, 11/1/2029[5]	1,243,320
1,000,000	6.125%, 11/1/2029[5]	1,243,320
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue 0.640%, 11/1/2028[1,5,6]	3,000,000
1,500,000	Public Authority for Colorado Energy 6.500%, 11/15/2038[5]	1,987,995

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	GENERAL (Continued)
$400,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/2031[5,6,9]	$39,000
1,900,000	Puerto Rico Sales Tax Financing Corp. 5.250%, 8/1/2040[5,6]	1,332,375
1,000,000	State of Wisconsin 6.000%, 5/1/2036[5,6]	1,106,620
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/2026[5]	1,180,620
400,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/2032[5,6]	424,476
		14,208,528
	GENERAL OBLIGATION – 1.0%
1,000,000	City of Chicago IL 5.432%, 1/1/2042[5]	856,910

	HIGHER EDUCATION – 0.3%
200,000	New York State Dormitory Authority 5.000%, 7/1/2031[5,6]	230,920

	MEDICAL – 7.7%
250,000	California Municipal Finance Authority 5.000%, 2/1/2047[5,6]	270,920
1,000,000	California Statewide Communities Development Authority 5.250%, 12/1/2056[5,6,8]	1,050,730
900,000	Denver Health & Hospital Authority 5.000%, 12/1/2039[5,6]	929,565
2,000,000	Geisinger Authority 0.570%, 10/1/2043[1,5,6]	2,000,000
500,000	Johnson City Health & Educational Facilities Board 6.500%, 7/1/2038[5,6]	549,840
	Philadelphia Hospitals & Higher Education Facilities Authority
250,000	6.250%, 7/1/2023[5,6]	252,942
250,000	5.500%, 7/1/2026[5,6]	251,535
345,000	Washington Health Care Facilities Authority 6.375%, 10/1/2036[5,6]	368,488
1,000,000	Westchester County Local Development Corp. 5.000%, 11/1/2046[5,6]	1,050,850
		6,724,870
	POLLUTION – 0.7%
550,000	County of Lowndes MS 6.800%, 4/1/2022[5]	641,817

	POWER – 4.9%
	Puerto Rico Electric Power Authority
2,590,000	5.250%, 7/1/2040[5,6]	1,683,500

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	POWER (Continued)
	Puerto Rico Electric Power Authority (Continued)
$3,220,000	5.000%, 7/1/2042[5,6]	$2,093,000
775,000	7.000%, 7/1/2043[5,6]	503,750
		4,280,250
	SCHOOL DISTRICT – 2.4%
	Chicago Board of Education
700,000	7.000%, 12/1/2044[5,6]	665,518
1,500,000	6.500%, 12/1/2046[5,6]	1,392,420
		2,057,938
	TOBACCO SETTLEMENT – 14.7%
	Buckeye Tobacco Settlement Financing Authority
1,550,000	5.125%, 6/1/2024[5,6]	1,462,409
750,000	6.500%, 6/1/2047[5,6]	744,015
	Children's Trust Fund
1,500,000	5.375%, 5/15/2033[5,6]	1,508,790
13,000,000	0.000%, 5/15/2050*5, 6	1,311,310
100,000	Erie Tobacco Asset Securitization Corp. 6.000%, 6/1/2028[5,6]	100,023
	Iowa Tobacco Settlement Authority
200,000	5.600%, 6/1/2034[5,6]	200,964
2,500,000	5.625%, 6/1/2046[5,6]	2,503,275
1,400,000	Michigan Tobacco Settlement Finance Authority 7.309%, 6/1/2034[5]	1,378,104
1,000,000	New York Counties Tobacco Trust VI 5.000%, 6/1/2051[5,6]	1,026,740
1,005,000	San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/2032[5]	1,168,544
1,400,000	Tobacco Settlement Financing Corp. 5.000%, 6/1/2041[5,6,9]	1,341,088
		12,745,262
	TRANSPORTATION – 9.1%
1,650,000	Foothill-Eastern Transportation Corridor Agency 6.000%, 1/15/2049[5,6]	1,888,936
500,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/2049[5,6]	548,460
900,000	MTA Hudson Rail Yards Trust Obligations 5.000%, 11/15/2056[5,6]	966,609
900,000	North Texas Tollway Authority 5.000%, 1/1/2040[5,6]	990,999
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/2038[5,6]	570,325
1,290,000	7.000%, 6/30/2040[5,6]	1,473,154
530,000	6.750%, 6/30/2043[5,6]	593,982

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TRANSPORTATION (Continued)
$800,000	Virginia Small Business Financing Authority 5.000%, 7/1/2034[5,6]	$827,656
		7,860,121
	WATER – 11.7%
	County of Jefferson AL Sewer Revenue
1,500,000	6.000%, 10/1/2042[5,6]	1,709,835
1,100,000	0.000%, 10/1/2046*5, 6	827,189
250,000	6.500%, 10/1/2053[5,6]	293,208
850,000	County of Owen KY 6.250%, 6/1/2039[5,6]	923,584
1,000,000	Dominion Water & Sanitation District 5.750%, 12/1/2036[5,6]	991,740
3,000,000	New York City Water & Sewer System 0.640%, 6/15/2041[1,5,6]	3,000,000
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
500,000	5.000%, 7/1/2017[5]	405,025
1,455,000	5.750%, 7/1/2037[5,6]	1,113,075
1,200,000	5.250%, 7/1/2042[5,6]	912,000
		10,175,656
	TOTAL MUNICIPAL BONDS (Cost $85,520,289)	84,789,470

Number of Shares

	PREFERRED STOCKS – 1.3%
	FINANCIALS – 1.3%
40,000	American Homes 4 Rent 5.500%, N/A1, 5, 6, 10	1,120,600
1,000	SquareTwo Financial Corp. Series A 0.000%, N/A2, 3, 10	—
		1,120,600
	TOTAL PREFERRED STOCKS (Cost $1,042,500)	1,120,600

	RIGHTS – 0.0%
17,126	Vistra Energy Corp.	17,126

	TOTAL RIGHTS (Cost $—)	17,126

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	WARRANTS – 0.0%
	ENERGY – 0.0%
2,418	Midstates Petroleum Co., Inc.*2, 3, 5	$—

	TOTAL WARRANTS (Cost $—)	—

	SHORT-TERM INVESTMENTS – 13.1%
11,369,870	Fidelity Institutional Government Portfolio, 0.48%[11]	11,369,870

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,369,870)	11,369,870

	TOTAL INVESTMENTS – 142.4% (Cost $124,922,901)	123,475,083
	Liabilities in Excess of other assets – (42.4)%	(36,792,788)

	TOTAL NET ASSETS – 100.0%	$86,682,295

Principal Amount

	SECURITIES SOLD SHORT – (52.3)%
	CORPORATE BONDS – (19.9)%
	COMMUNICATIONS – (5.3)%
$(500,000)	Altice Luxembourg S.A. (Luxembourg) 7.750%, 5/15/2022[6,7,8]	(531,875)
	AT&T, Inc.
(500,000)	4.125%, 2/17/2026[6]	(507,657)
(500,000)	4.750%, 5/15/2046[6]	(467,563)
(1,000,000)	Netflix, Inc. 5.875%, 2/15/2025	(1,081,250)
(1,000,000)	T-Mobile USA, Inc. 6.125%, 1/15/2022[6]	(1,057,500)
(500,000)	Viacom, Inc. 4.250%, 9/1/2023[6]	(516,102)
(500,000)	Walt Disney Co. 1.850%, 7/30/2026	(452,652)
		(4,614,599)
	CONSUMER DISCRETIONARY – (3.7)%
(750,000)	Ford Motor Co. 4.750%, 1/15/2043	(721,331)
(500,000)	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[6,8]	(518,750)
(1,000,000)	Kohl's Corp. 3.250%, 2/1/2023[6]	(959,678)
(1,000,000)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 3/1/2025[6,8]	(1,022,500)
		(3,222,259)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES – (2.8)%
$(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/2019[6,8]	$(842,500)
(500,000)	CVS Health Corp. 3.500%, 7/20/2022[6]	(516,251)
(1,000,000)	Whole Foods Market, Inc. 5.200%, 12/3/2025[6]	(1,063,674)
		(2,422,425)
	ENERGY – (0.5)%
(500,000)	Denbury Resources, Inc. 5.500%, 5/1/2022[6]	(412,500)

	FINANCIALS – (2.2)%
(1,000,000)	Citigroup, Inc. 3.400%, 5/1/2026	(978,117)
(1,000,000)	Navient Corp. 5.875%, 10/25/2024	(937,500)
		(1,915,617)
	HEALTH CARE – (0.6)%
(500,000)	LifePoint Health, Inc. 5.875%, 12/1/2023[6]	(513,750)

	INDUSTRIALS – (0.9)%
(750,000)	Caterpillar, Inc. 3.803%, 8/15/2042	(731,979)

	MATERIALS – (2.3)%
(500,000)	Freeport-McMoRan, Inc. 3.875%, 3/15/2023[6]	(460,000)
(1,000,000)	INEOS Group Holdings S.A. (Luxembourg) 5.625%, 8/1/2024[6,7,8]	(1,019,500)
(500,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[6]	(515,000)
		(1,994,500)
	TECHNOLOGY – (0.3)%
(250,000)	Apple, Inc. 2.400%, 5/3/2023	(246,231)

	UTILITIES – (1.3)%
	NRG Energy, Inc.
(407,000)	7.875%, 5/15/2021[6]	(422,263)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	NRG Energy, Inc. (Continued)
$(750,000)	6.625%, 1/15/2027[6,8]	$(736,875)
		(1,159,138)
	TOTAL CORPORATE BONDS (Proceeds $17,042,001)	(17,232,998)

	U.S. TREASURY SECURITIES – (32.4)%
$(6,500,000)	United States Treasury Bond 2.875%, 11/15/2046	(6,373,809)
	United States Treasury Note
(8,000,000)	1.875%, 11/30/2021	(8,000,312)
(2,000,000)	2.250%, 1/31/2024	(2,009,296)
(12,500,000)	1.625%, 5/15/2026	(11,735,350)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $28,785,574)	(28,118,767)

	TOTAL SECURITIES SOLD SHORT (Proceeds $45,827,575)	$(45,351,765)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Variable, floating, or step rate security.
[2]	Illiquid security. The total illiquid securities represent 0.2% of Net Assets.
[3]	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.2% of total net assets.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	All or a portion of this security is segregated as collateral for securities sold short.
[6]	Callable.
[7]	Foreign security denominated in U.S. Dollars.
[8]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $17,498,326.

[9]	Security is in default.
[10]	Perpetual security. Maturity date is not applicable.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

(c) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Note 3 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$124,928,513

Gross unrealized appreciation	$2,323,515
Gross unrealized depreciation	(3,776,945)

Net unrealized depreciation on investments	$(1,453,430)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$-	$210,385	$210,385
Common Stocks*	283,536	-	-	283,536
Corporate Bonds
Communications	-	2,485,623	-	2,485,623
Consumer Discretionary	-	4,690,167	-	4,690,167
Consumer Staples	-	2,094,126	-	2,094,126
Energy	-	5,080,275	-	5,080,275
Financials	-	3,384,698	-	3,384,698
Health Care	-	478,750	-	478,750
Industrials	-	1,636,998	-	1,636,998
Materials	-	4,844,084	-	4,844,084
Technology	-	526,875	-	526,875
Utilities	-	462,500	-	462,500
Municipal Bonds*	-	84,789,470	-	84,789,470

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Preferred Stocks
Financials	1,120,600	-	-	1,120,600
Rights	-	17,126	-	17,126
Warrants	-	-	-	-
Short-Term Investments	11,369,870	-	-	11,369,870
Total Assets	$12,774,006	$110,490,692	$210,385	$123,475,083

Liabilities
Securities Sold Short
Corporate Bonds*	$-	$17,232,998	$-	$17,232,998
U.S. Treasury Securities	-	28,118,767	-	28,118,767
Total Liabilities	$-	$45,351,765	$-	$45,351,765

*
All common stocks held in the Fund are level 1 securities, all municipal bonds and corporate bonds held short in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance November 30, 2016	$436,384
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	53,717
Total unrealized appreciation/(depreciation)	(244,783)
Net purchases	21,317
Net sales	(56,250)
Balance as of February 28, 2017	$210,385

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2017:

	Fair Value February 28, 2017	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Bank Loans	$ 210,385	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Corporate Bonds	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

Cedar Ridge Unconstrained Credit Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Preferred Stocks	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Warrants	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	04/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	04/28/2017

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/28/2017

* Print the name and title of each signing officer under his or her signature.